Impairment of financial assets upon adoption of IFRS 9 (Details) ₩ in Millions	Jan. 01, 2018 KRW (₩)
Financial assets
Amount under IAS 39:
Loss allowance based on IAS 39	₩ 2,374,337
Amount under IFRS 9:
Financial assets at AC	2,947,425
Financial assets at measured FVOCI	18,976
Due from banks
Amount under IAS 39:
Loss allowance based on IAS 39	14,054
Amount under IFRS 9:
Financial assets at AC	15,062
Loans
Amount under IAS 39:
Loss allowance based on IAS 39	2,310,604
Amount under IFRS 9:
Financial assets at AC	2,871,986
Other financial assets
Amount under IAS 39:
Loss allowance based on IAS 39	49,679
Amount under IFRS 9:
Financial assets at AC	51,818
Available-for-sale financial assets | Debt securities
Amount under IFRS 9:
Financial assets at measured FVOCI	18,976
HTM financial assets | Debt securities
Amount under IFRS 9:
Financial assets at AC	8,559
Contingent liabilities [Member]
Amount under IAS 39:
Loss allowance based on IAS 39	204,512
Amount under IFRS 9:
Financial guarantee	37,289
Unused credit line and other credit commitment	222,498
Financial guarantee contract
Amount under IAS 39:
Loss allowance based on IAS 39	36,506
Amount under IFRS 9:
Financial guarantee	37,289
Unused credit line and other credit commitment
Amount under IAS 39:
Loss allowance based on IAS 39	168,006
Amount under IFRS 9:
Unused credit line and other credit commitment	₩ 222,498